Law Department
The Lincoln National Life Insurance Company
350 Church Street
Hartford, CT 06103

Scott C. Durocher
Assistant Vice President
And Senior Counsel
Phone: 860-466-1222
Scott.Durocher@LFG.com
VIA EDGAR

January 10, 2014

Securities and Exchange Commission
Office of Insurance Products
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

Re:       Lincoln Life Variable Annuity Account N
Lincoln Investor AdvantageSM Fee-Based
The Lincoln National Life Insurance Company
Registration Statement on Form N-4
File No. 811-08517

Commissioners:

On behalf of The Lincoln National Life Insurance Company and Lincoln Life Variable Annuity Account N (“the Account”), we hereby file on EDGAR a conformed electronic format copy of an initial registration statement under the Securities Act of 1933 on Form N-4 (the “Registration Statement”) for individual variable annuity contracts (“Contracts”).

A paper copy format of this filing will be provided to the Staff of the Office of Insurance Products, Division of Investment Management.

The Contracts are based on certain individual variable annuity contracts previously registered with the Commission by the Account (File No. 333-193272) and the Registration Statement is based on the current Registration Statement for the Account.  Accordingly, we request that the Registration Statement be given selective review.  The information relating to this request will be provided with the courtesy copy of this filing provided to the Staff under separate cover.

Any questions or comments regarding this filing should be directed to me at the number listed above.

Sincerely,

Scott C. Durocher